Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Large Cap Index Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Class A
Trading Symbol	NEIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A	17.84	16.34	12.48
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,176,678,411
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,056,588
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%

Columbia Large Cap Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional Class
Trading Symbol	NINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	18.14	16.63	12.76
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,176,678,411
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,056,588
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%

Columbia Large Cap Index Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 2 Class
Trading Symbol	CLXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	18.13	16.63	12.76
S&P 500® Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,176,678,411
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,056,588
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%

Columbia Large Cap Index Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Index Fund
Class Name	Institutional 3 Class
Trading Symbol	CLPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Large Cap Index Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sectors
| The information technology, financials and communication services sectors were the top performing sectors, on an absolute basis, over the period.
Individual holdings
| Fund positions in NVIDIA Corp., a developer and provider of artificial intelligence solutions for various applications; Apple, Inc., a technology company specializing in consumer electronics and devices; Meta Platforms, Inc., owner and operator of Facebook, Instagram and other social media platforms; Broadcom, Inc., a semiconductor company; and Amazon.com, Inc., an online retailer and web services provider, were among the Fund’s top absolute contributors during the period.
Top Performance Detractors
Sectors
| The materials, real estate and energy sectors were the weakest performing sectors on an absolute basis.
Individual holdings
| Fund positions in Advanced Micro Devices, Inc., a semiconductor company that develops adaptive computing solutions; Intel Corp., a manufacturer of semiconductor technologies and solutions; Merck & Co., Inc., a biopharmaceutical company that develops medicines and vaccines; Microsoft Corp., a leading developer of computer software, operating systems and applications; and Adobe, Inc., a developer of printing, publishing and graphics software, were among the top absolute detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	18.14	16.63	12.76
S&P 500® Index	18.41	16.85	12.98
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 3,176,678,411
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 7,056,588
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 3,176,678,411
Total number of portfolio holdings	506
Management services fees (represents 0.20% of Fund average net assets)	$ 7,056,588
Portfolio turnover for the reporting period	6%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
Apple, Inc.	7.2%
NVIDIA Corp.	6.0%
Microsoft Corp.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	2.9%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.8%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.6%